GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 648	$ 376	$ 360
Management fees	302	281	241
Transaction costs	80	26	48
Professional fees	169	92	97
Facilities and technology fees	62	43	47
Other	143	112	131
Total general and administrative expense	$ 1,404	$ 930	$ 924